SEMIANNUAL
                                                                          REPORT
                                                                  MARCH 31, 1999
                                                                     (Unaudited)

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------
                           Clover Small Cap Value Fund
--------------------------------------------------------------------------------
                            Clover Equity Value Fund
--------------------------------------------------------------------------------
                            Clover Max Cap Value Fund
--------------------------------------------------------------------------------
                            Clover Fixed Income Fund
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1999                                                       (Unaudited)

                                                 Value
CLOVER SMALL CAP VALUE FUND          Shares      (000)
------------------------------------------------------

COMMON STOCKS (99.8%)
AEROSPACE & DEFENSE (0.8%)
   Allied Research*                  16,000     $  113
                                                ------
AIR TRANSPORTATION (1.2%)
   Mesa Air Group*                   25,000        156
                                                ------
APPAREL/TEXTILES (2.8%)
   Angelica                           7,500        105
   Burlington Industries*             7,400         49
   Cone Mills*                       24,000        117
   Conso International*               6,000         37
   Maxwell Shoe*                      8,000         69
                                                ------
                                                   377
                                                ------
AUTOMOTIVE (3.3%)
   Jason*                            14,000        119
   Keystone Automotive
     Industries*                     11,720        190
   TBC*                              22,000        133
                                                ------
                                                   442
                                                ------
BANKS (2.2%)
   Business Bank of California*       3,000         39
   Clovis Community Bank/CA*          2,500         54
   First Federal Savings & Loan
     of Alpena                        3,000         40
   First Place Financial                900         49
   National Bankshare/VA              2,200         57
   Ridgestone Financial Services*     2,625         30
   Wake Forest Federal Savings
     & Loan                           2,000         24
                                                ------
                                                   293
                                                ------
BEAUTY PRODUCTS (2.4%)
   Allou Health & Beauty, Cl A*      12,000        128
   Helen of Troy Limited*             5,300         69
   Jean Philippe Fragrances*         19,500        122
                                                ------
                                                   319
                                                ------
BROADCASTING, NEWSPAPERS & ADVERTISING (1.3%)
   Four Media*                       15,500         93
   RH Donnelley                       5,500         85
                                                ------
                                                   178
                                                ------


                                                 Value
                                    Shares       (000)
------------------------------------------------------

CHEMICALS (4.5%)
   Bush Boake Allen*                  2,500     $   69
   CPAC                              33,000        243
   Hanna (M.A.)                       7,000         90
   OM Group                           3,000         99
   Terra Industries                  10,000         46
   Wellman                            7,000         62
                                                ------
                                                   609
                                                ------
COMMUNICATIONS EQUIPMENT (3.1%)
   Cobra Electronics*                35,000        131
   Performance Technologies*         24,000        258
   TII Industries*                   21,500         35
                                                ------
                                                   424
                                                ------
COMPUTERS & SERVICES (7.5%)
   Bell & Howell*                     2,500         73
   Data General*                     13,500        137
   GT Interative Software*           32,000        148
   Informix*                          8,500         63
   MAPICS*                           32,700        251
   Marcam Solutions*                 11,000         30
   Metatec*                          30,000        127
   Powerhouse Technologies*           9,200        158
   Wallace Computer Services          1,500         30
                                                ------
                                                 1,017
                                                ------
CONSUMER PRODUCTS (8.1%)
   Department 56*                    15,000        457
   Vans*                             90,000        630
                                                ------
                                                 1,087
                                                ------
ELECTRICAL EQUIPMENT (0.7%)
   American Technical Ceramics*       7,500         43
   IEC Electronics*                  15,000         49
                                                ------
                                                    92
                                                ------
ELECTRICAL UTILITIES (4.4%)
   Calpine*                           7,600        277
   Commonwealth Energy System         2,200         85
   Eastern Utilities Association      5,000        142
   Trigen Energy                      7,000         96
                                                ------
                                                   600
                                                ------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1999                                                       (Unaudited)

CLOVER SMALL CAP VALUE FUND                      Value
(Continued)                          Shares      (000)
------------------------------------------------------

ENTERTAINMENT (0.7%)
   Aztar*                            20,000     $   96
                                                ------
ENVIRONMENTAL SERVICES (1.0%)
   Calgon Carbon                     25,000        130
                                                ------
FINANCIAL SERVICES (1.4%)
   Cash America International        10,000        129
   EzCorp, Cl A                       9,000         62
                                                ------
                                                   191
                                                ------
FOOD, BEVERAGE & TOBACCO (2.3%)
   Canandaigua Brands, Cl A*          2,100        106
   Imperial Sugar                    11,000         67
   M&F Worldwide*                    19,000        133
                                                ------
                                                   306
                                                ------
GAS/NATURAL GAS (2.5%)
   Cascade Natural Gas                8,000        119
   HS Resources*                      7,500         66
   Madison Gas & Electric             6,000        117
   Valley Resources                   4,000         42
                                                ------
                                                   344
                                                ------
INSURANCE (0.9%)
   LaSalle Re Holdings                4,000         59
   Standard Management*              10,000         62
                                                ------
                                                   121
                                                ------
LEISURE PRODUCTS (2.7%)
   Arctic Cat                        22,000        219
   K2                                 8,000         63
   Riddell Sports*                   21,500         78
                                                ------
                                                   360
                                                ------
LUMBER & WOOD PRODUCTS (0.6%)
   Cavalier Homes                     8,000         77
                                                ------
MACHINERY (2.4%)
   Brown & Sharpe Manufacturing,
     Cl A*                           16,900         83
   Daw Technologies*                 35,000         52
   Lufkin Industries                  6,000         99
   Transpro                          19,500         84
                                                ------
                                                   318
                                                ------


                                                 Value
                                    Shares       (000)
------------------------------------------------------

MARINE TRANSPORTATION (0.4%)
   Maritrans                          8,300      $  48
                                                 -----
MEDICAL PRODUCTS & SERVICES (5.3%)
   Advocat*                          13,000         31
   Bio-Rad Labs, Cl A*                6,500        132
   Block Drug, Cl A                   4,120        169
   Colorado Medtech Inc*             13,000        145
   Laserscope*                       25,000         31
   Matria Healthcare*                35,000         94
   Raytel Medical*                   28,000        115
                                                 -----
                                                   717
                                                 -----
METALS & MINING (0.4%)
   Kinross Gold*                     25,000         53
                                                 -----
PAPER & PAPER PRODUCTS (1.9%)
   Louisiana-Pacific                  4,000         74
   Rock-Tenn, Cl A                   12,000        184
                                                 -----
                                                   258
                                                 -----
PETROLEUM & FUEL PRODUCTS (0.3%)
   Tesoro Petroleum*                  3,300         36
                                                 -----
PETROLEUM REFINING (1.3%)
   Cabot Oil & Gas, Cl A             12,500        180
                                                 -----
PRECIOUS METALS (0.3%)
   Golden Star Resources*            48,000         39
                                                 -----
PRINTING & PUBLISHING (0.5%)
   Cadmus Communications              4,800         69
                                                 -----
PROFESSIONAL SERVICES (3.4%)
   Emcon*                            39,000        127
   Franklin Covey*                   14,000        126
   ICT Group*                        45,200        130
   Right Management Consultants*      5,000         79
                                                 -----
                                                   462
                                                 -----
REAL ESTATE INVESTMENT TRUSTS (8.2%)
   Eastgroup Properties               6,000         97
   Entertainment Properties Trust    10,000        172
   Home Properties of New York       12,600        291
   National Golf Properties           5,000        110
   Public Storage                    17,372        434
                                                 -----
                                                 1,104
                                                 -----

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1999                                                       (Unaudited)

CLOVER SMALL CAP VALUE FUND                      Value
(Concluded)                         Shares       (000)
------------------------------------------------------

RETAIL (11.1%)
   Cache*                            23,800    $   150
   Catherine's Stores*                9,900         69
   DAMARK International, Cl A*       30,000        259
   Duckwall-ALCO Stores*             11,000        107
   Jacobson Stores*                  20,100        126
   Tandycrafts*                     104,700        229
   ValueVision International, Cl A*  35,000        431
   West Marine*                      15,000        133
                                               -------
                                                 1,504
                                               -------
RUBBER & PLASTIC (1.6%)
   Treadco*                          24,900        221
                                               -------
SEMI-CONDUCTORS/INSTRUMENTS (1.9%)
   Exar*                              6,000         97
   Interphase*                       20,000        125
   Tegal*                            12,700         38
                                               -------
                                                   260
                                               -------
STEEL & STEEL WORKS (0.7%)
   Steel Technologies                12,000         94
                                               -------
TELEPHONES & TELECOMMUNICATION (1.9%)
   Cellular Communications
     of Puerto Rico*                  4,000        108
   CoreComm*                          4,000        147
                                               -------
                                                   255
                                               -------
TRANSPORTATION SERVICES (0.7%)
   Laidlaw                           16,000         93
                                               -------
TRUCKING (1.4%)
   Celadon Group*                    15,900        129
   Old Dominion Freight Line*         5,000         57
                                               -------
                                                   186
                                               -------
WHOLESALE (1.7%)
   Fleming Companies                  2,600         22
   Moore Medical*                     5,000         53
   Patrick Industries                 6,000         81
   PrimeSource                       12,000         68
                                               -------
                                                   224
                                               -------
TOTAL COMMON STOCKS
   (Cost $15,375)                               13,453
                                               -------

                                     Face
                                    Amount       Value
                                     (000)       (000)
------------------------------------------------------


REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley
     4.50%, dated 03/31/99, matures
     04/01/99, repurchase price
     $29,382 (collateralized by
     U.S. Treasury Note, par value
     $29,288, 5.625%, matures
     10/31/99 market value $30,117)    $ 29    $    29
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $29)                                       29
                                               -------
TOTAL INVESTMENTS (100.0%)
   (Cost $15,404)                               13,482
                                               -------
OTHER ASSETS AND LIABILITIES, NET (0.0%)             3
                                               -------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization--no par value)
     based on 1,203,634 outstanding
     shares of beneficial interest              14,971
   Accumulated net investment loss                  (2)
   Accumulated net realized gain
     on investments                                438
   Net unrealized depreciation
     on investments                             (1,922)
                                               -------
TOTAL NET ASSETS (100.0%)                      $13,485
                                               =======
   Net Asset Value, Offering and
     Redemption Price Per Share                 $11.20
                                                ======

* NON-INCOME PRODUCING SECURITY
CL--CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1999                                                       (Unaudited)

                                                 Value
CLOVER EQUITY VALUE FUND             Shares      (000)
------------------------------------------------------


COMMON STOCKS (97.0%)
AEROSPACE & DEFENSE (3.6%)
   Alliant Techsystems*              20,000    $ 1,554
   Litton Industries*                15,000        862
                                               -------
                                                 2,416
                                               -------
CHEMICALS (4.1%)
   Agrium                           176,000      1,617
   OM Group                          35,000      1,155
                                               -------
                                                 2,772
                                               -------
COMPUTERS & SERVICES (13.0%)
   Convergys*                        60,000      1,027
   Electronic Data Systems           20,000        974
   Informix*                        200,000      1,475
   MAPICS*                          250,000      1,922
   Marcam Solutions*                180,000        495
   Networks Associates*              25,000        767
   Oracle*                           30,000        791
   Policy Management Systems*        40,000      1,225
                                               -------
                                                 8,676
                                               -------
CONSUMER PRODUCTS (6.9%)
   Department 56*                    30,000        913
   Harman International              40,000      1,470
   Nine West Group*                  90,000      2,222
                                               -------
                                                 4,605
                                               -------
ELECTRICAL SERVICES (5.0%)
   Citizens Utilities, Cl B         235,000      1,821
   Nevada Power                      60,000      1,485
                                               -------
                                                 3,306
                                               -------
ENTERTAINMENT (4.3%)
   King World Productions*           94,900      2,900
                                               -------
FINANCIAL SERVICES (4.4%)
   The PMI Group                     45,000      2,087
   Wells Fargo                       25,000        877
                                               -------
                                                 2,964
                                               -------


                                                 Value
                                    Shares       (000)
------------------------------------------------------

GAS/NATURAL GAS (7.1%)
   AGL Resources                     85,000    $ 1,493
   Laclede Gas                       50,000      1,047
   Northwest Natural Gas             60,000      1,312
   Schlumberger                      15,000        903
                                               -------
                                                 4,755
                                               -------
MACHINERY (1.1%)
   Lincoln Electric Holdings         40,000        745
                                               -------
MEDICAL PRODUCTS & SERVICES (6.4%)
   Bausch & Lomb                     25,000      1,625
   Baxter International              20,000      1,320
   Becton Dickinson                  35,000      1,341
                                               -------
                                                 4,286
                                               -------
METALS & MINING (2.5%)
   De Beers Consolidated Mines,
     ADR                             90,000      1,704
                                               -------
PAPER & PAPER PRODUCTS (1.8%)
   Potlatch                          35,000      1,188
                                               -------
PETROLEUM & FUEL PRODUCTS (4.6%)
   Burlington Resources              30,000      1,198
   Pioneer Natural Resources        100,000        775
   Santa Fe Energy Resources*       150,000      1,097
                                               -------
                                                 3,070
                                               -------
REAL ESTATE INVESTMENT TRUSTS (8.4%)
   Chateau Communities               50,000      1,375
   Manufactured Home
     Communities                     55,000      1,320
   Meditrust                        235,000      2,923
                                               -------
                                                 5,618
                                               -------
RETAIL (2.0%)
   Sears Roebuck                     30,000      1,356
                                               -------
RETAIL - FOOD (6.2%)
   Hannaford Brothers                25,000      1,136
   Kroger*                           50,000      2,994
                                               -------
                                                 4,130
                                               -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1999                                                       (Unaudited)
                                    Shares/
CLOVER EQUITY VALUE FUND          Face Amount   Value
(Concluded)                          (000)      (000)
-----------------------------------------------------

RUBBER & PLASTIC (1.5%)
   Myers Industries                  47,000    $   993
                                               -------
SPECIALTY MACHINERY (1.6%)
   York International                30,000      1,059
                                               -------
STEEL & STEEL WORKS (1.9%)
   UCAR International*               90,000      1,271
                                               -------
TELEPHONES & TELECOMMUNICATION (7.6%)
   Frontier                          25,000      1,297
   Sprint Corp (FON Group)           20,000      1,963
   Sprint Corp (PCS Group)*          15,500        687
   US West                           20,000      1,101
                                               -------
                                                 5,048
                                               -------
TRUCKING (3.0%)
   Yellow*                          115,000      1,998
                                               -------
TOTAL COMMON STOCKS
   (Cost $63,364)                               64,860
                                               -------

CONVERTIBLE BOND (0.9%)
   Meditrust
     7.500%, 03/01/01                $  600        582
                                               -------
TOTAL CONVERTIBLE BOND
   (Cost $595)                                     582
                                               -------

REPURCHASE AGREEMENT (7.0%)
   Morgan Stanley
     4.50%, dated 03/31/99, matures
     04/01/99, repurchase price
     $4,653,181 (collateralized
     by U.S. Treasury Notes,
     par value $4,639,484,
     5.625%, matures 10/31/99
     market value
     $4,770,413)                      4,653      4,653
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $4,653)                                 4,653
                                               -------
TOTAL INVESTMENTS (104.9%)
   (Cost $68,612)                               70,095
                                               -------
OTHER ASSETS AND LIABILITIES, NET (-4.9%)       (3,258)
                                               -------


                                                Value
                                                (000)
------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization--no par value)
     based on 4,378,647 outstanding
     shares of beneficial interest             $56,994
   Undistributed net investment income              41
   Accumulated net realized gain
     on investments                              8,319
   Net unrealized appreciation
     on investments                              1,483
                                               -------
TOTAL NET ASSETS (100.0%)                      $66,837
                                               =======

   Net Asset Value, Offering and
     Redemption Price Per Share                 $15.26
                                                ======

*NON-INCOME PRODUCING SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1999                                                       (Unaudited)

                                                 Value
CLOVER MAX CAP VALUE FUND           Shares       (000)
------------------------------------------------------
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (2.6%)
   Litton Industries*                   300      $ 17
   Lockheed Martin                      650        24
   Northrop                             375        22
                                                 ----
                                                   63
                                                 ----
AIR TRANSPORTATION (1.1%)
   AMR*                                 175        10
   UAL*                                 200        16
                                                 ----
                                                   26
                                                 ----
AUTO PARTS (0.7%)
   Cummins Engine                       500        18
                                                 ----
AUTOMOTIVE (1.1%)
   General Motors                       300        26
                                                 ----
BANKS (6.7%)
   Bank One                             250        14
   BankAmerica                          350        25
   Chase Manhattan                      200        16
   First Union                          500        27
   PNC Bank                             375        21
   Republic New York                    200         9
   Union Planters                       450        20
   Washington Mutual                    600        25
   Wells Fargo                          250         9
                                                 ----
                                                  166
                                                 ----
BEAUTY PRODUCTS (0.5%)
   International Flavors & Fragrances   350        13
                                                 ----
BROADCASTING, NEWSPAPERS & ADVERTISING (0.1%)
   RH Donnelley                         140         2
                                                 ----
COMMUNICATIONS EQUIPMENT (0.5%)
   Harris                               450        13
                                                 ----
COMPUTERS & SERVICES (11.5%)
   3Com*                                600        14
   Computer Associates International    500        18
   Electronic Data Systems              700        34
   Hewlett Packard                      325        22
   Microsoft*                           250        22


                                                 Value
                                    Shares       (000)
------------------------------------------------------

   NCR*                                 250      $ 13
   Networks Associates*               1,450        44
   Oracle*                              600        16
   Seagate Technology*                  600        18
   Silicon Graphics*                  3,100        52
   Sterling Commerce*                 1,025        32
                                                 ----
                                                  285
                                                 ----
CONSUMER PRODUCTS (4.5%)
   Fortune Brands                       600        23
   General Mills                        200        15
   HJ Heinz                             500        24
   Johnson & Johnson                    250        23
   Minnesota Mining &
     Manufacturing                      375        27
                                                 ----
                                                  112
                                                 ----
DRUGS (6.5%)
   Abbott Laboratories                  550        26
   American Home Products               175        11
   Astra AB, Cl A, ADR                1,150        26
   Bristol-Myers Squibb                 400        26
   Eli Lilly                            275        23
   Merck                                600        48
                                                 ----
                                                  160
                                                 ----
ELECTRICAL PRODUCTS (2.6%)
   Emerson Electric                     450        24
   General Electric                     350        39
                                                 ----
                                                   63
                                                 ----
ELECTRICAL UTILITIES (1.9%)
   Central & South West                 300         7
   Duke Energy                          375        20
   FPL Group                            375        20
                                                 ----
                                                   47
                                                 ----
ENTERTAINMENT (2.7%)
   Mattel                             1,450        36
   Walt Disney                        1,000        31
                                                 ----
                                                   67
                                                 ----

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1999                                                       (Unaudited)

CLOVER MAX CAP VALUE FUND                        Value
(Continued)                         Shares       (000)
------------------------------------------------------

FOOD, BEVERAGE & TOBACCO (3.9%)
   Anheuser-Busch                       300       $ 23
   Campbell Soup                        425         17
   ConAgra                              450         12
   McCormick                            900         26
   UST                                  650         17
                                                  ----
                                                    95
                                                  ----
GAS/NATURAL GAS (2.8%)
   AGL Resources                        900         16
   Eastern Enterprises                  500         18
   National Fuel Gas                    400         16
   Nicor                                300         11
   Peoples Energy                       250          8
                                                  ----
                                                    69
                                                  ----
HOUSEHOLD PRODUCTS (2.6%)
   Alberto-Culver, Cl B                 850         20
   Allergan                             250         22
   Whirlpool                            400         22
                                                  ----
                                                    64
                                                  ----
INSURANCE (1.5%)
   Mony Group*                          850         21
   Safeco                               400         16
                                                  ----
                                                    37
                                                  ----
MACHINERY (1.4%)
   Black & Decker                       450         25
   Timken                               600         10
                                                  ----
                                                    35
                                                  ----
MEDICAL PRODUCTS & SERVICES (3.3%)
   Baxter International                 500         33
   Becton Dickinson                     350         13
   St. Jude Medical*                    900         22
   Stryker                              250         13
                                                  ----
                                                    81
                                                  ----
METALS & MINING (0.2%)
   Newmont Mining                       350          6
                                                  ----


                                                 Value
                                    Shares       (000)
------------------------------------------------------
PAPER & PAPER PRODUCTS (6.0%)
   Chesapeake                           700       $ 19
   Fort James                           825         26
   Louisiana-Pacific                  2,700         50
   Smurfit-Stone Container*           2,000         39
   Temple-Inland                        225         14
                                                  ----
                                                   148
                                                  ----
PETROLEUM & FUEL PRODUCTS (2.3%)
   Atlantic Richfield                   200         15
   Kerr-McGee                           300         10
   Occidental Petroleum               1,400         25
   Phillips Petroleum                   150          7
                                                  ----
                                                    57
                                                  ----
PETROLEUM REFINING (2.1%)
   Ashland                              300         12
   BP Amoco Plc-Spons ADR               132         13
   Chevron                              300         27
                                                  ----
                                                    52
                                                  ----
PHOTOGRAPHIC EQUIPMENT &
SUPPLIES (1.1%)
   Xerox                                500         27
                                                  ----
PROFESSIONAL SERVICES (0.5%)
   Dun & Bradstreet                     350         12
                                                  ----
REAL ESTATE INVESTMENT TRUSTS (5.7%)
   Camden Property Trust                800         20
   Chateau Communities                  600         17
   Equity Office Properties Trust       800         20
   Equity Residential Properties Trust  650         27
   First Industrial Realty Trust      1,100         26
   Mack-Cali Realty                     375         11
   Meditrust                            800         10
   Post Properties                      300         11
                                                  ----
                                                   142
                                                  ----
RESTAURANTS (1.3%)
   McDonald's                           350         16
   Wendy's International                600         17
                                                  ----
                                                    33
                                                  ----

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1999                                                       (Unaudited)

CLOVER MAX CAP VALUE FUND                        Value
(Concluded)                         Shares       (000)
------------------------------------------------------
RETAIL (2.7%)
   JC Penney                            400     $   16
   Rite Aid                             525         13
   Sears Roebuck                        525         24
   Toys 'R' Us*                         800         15
                                                ------
                                                    68
                                                ------
RETAIL - FOOD (2.9%)
   Albertson's                          200         11
   Hannaford Brothers                   250         11
   Richfood Holdings                  1,400         30
   Supervalu                            900         19
                                                ------
                                                    71
                                                ------
SEMI-CONDUCTORS/INSTRUMENTS (3.8%)
   Analog Devices*                    1,250         37
   Applied Materials*                   150          9
   Intel                                200         24
   LSI Logic*                           750         23
                                                ------
                                                    93
                                                ------
TELECOMMUNICATIONS EQUIPMENT (1.6%)
   Lucent Technologies                  250         27
   Qualcomm*                            100         12
                                                ------
                                                    39
                                                ------
TELEPHONES & TELECOMMUNICATION (9.9%)
   ADC Telecommunications*              450         21
   ALLTEL                               550         34
   Ameritech                            450         26
   AT&T                                 150         12
   Bell Atlantic                        225         12
   BellSouth                            300         12
   Frontier                             275         14
   General Instrument*                  350         11
   Sprint (FON Group)                   325         32
   Sprint (PCS Group)*                   75          3
   Telephone & Data Systems             550         31
   US West                              650         36
                                                ------
                                                   244
                                                ------
TRANSPORTATION SERVICES (0.4%)
   Laidlaw                              900          5
   Ryder System                         200          6
                                                ------
                                                    11
                                                ------
                                     Face
                                    Amount       Value
                                     (000)       (000)
------------------------------------------------------

TOTAL COMMON STOCKS
   (Cost $2,377)                                $2,445
                                                ------

REPURCHASE AGREEMENT (2.9%)
   Morgan Stanley
     4.50%, dated 03/31/99, matures
     04/01/99, repurchase price
     $72,159 (collateralized by
     U.S. Treasury Note, par
     value $71,930, 5.625%,
     matures 10/31/99 market value
     $73,962)                          $ 72         72
                                                ------
TOTAL REPURCHASE AGREEMENT
   (Cost $72)                                       72
                                                ------
TOTAL INVESTMENTS (101.9%)
   (Cost $2,449)                                 2,517
                                                ------
OTHER ASSETS AND LIABILITIES, NET (-1.9%)          (46)
                                                ------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization--no par value)
     based on 224,139 outstanding
     shares of beneficial interest               2,332
   Accumulated net realized gain
     on investments                                 71
   Net unrealized appreciation
     on investments                                 68
                                                ------
TOTAL NET ASSETS (100.0%)                       $2,471
                                                ======

   Net Asset Value, Offering and
     Redemption Price Per Share                 $11.02
                                                ======


*NON-INCOME PRODUCING SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                CLOVER FUNDS
March 31, 1999                                          (Unaudited)
                                     Face
                                    Amount       Value
CLOVER FIXED INCOME FUND             (000)       (000)
------------------------------------------------------

CORPORATE OBLIGATIONS (38.2%)
ENTERTAINMENT (3.2%)
   Mattel
     6.750%, 05/15/00                $  350     $  355
   Walt Disney
     6.375%, 03/30/01                   750        762
                                                ------
                                                 1,117
                                                ------
FINANCIAL SERVICES (1.5%)
   Pitney Bowes Credit
     5.650%, 01/15/03                   500        499
                                                ------
FOOD, BEVERAGE & TOBACCO (7.2%)
   Anheuser Busch
     6.750%, 08/01/03                   750        779
   Bass America
     6.750%, 08/01/99                   450        452
   Canandaigua Brands
     8.750%, 12/15/03                 1,250      1,269
                                                ------
                                                 2,500
                                                ------
GAS/NATURAL GAS (4.4%)
   Columbia Gas Systems
     6.610%, 11/28/02                 1,000      1,013
   Texaco Capital, MTN
     7.420%, 07/15/02                   500        525
                                                ------
                                                 1,538
                                                ------
INDUSTRIAL (0.6%)
   Masco
     6.125%, 09/15/03                   200        201
                                                ------
MEDICAL PRODUCTS & SERVICES (6.4%)
   Abbott Laboratories
     5.600%, 10/01/03                   700        698
   Eli Lilly
     8.125%, 12/01/01                   250        265
     6.250%, 03/15/03                   750        764
   Zeneca Wilmington
     6.300%, 06/15/03                   500        508
                                                ------
                                                 2,235
                                                ------
PRINTING & PUBLISHING (1.7%)
   Knight-Ridder
     8.500%, 09/01/01                   562        581
                                                ------


                                     Face
                                    Amount      Value
CLOVER FIXED INCOME FUND             (000)      (000)
------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (1.1%)
   Meditrust
     7.000%, 08/15/07                $  500    $   388
                                               -------
RETAIL (1.2%)
   Wal-Mart Stores
     8.625%, 04/01/01                   400        422
                                               -------
UTILITIES (10.9%)
   Detroit Edison
     6.560%, 05/01/01                   500        509
   Florida Power & Light
     5.500%, 07/01/99                   800        801
   Northern Illinois Gas
     6.750%, 06/01/02                 1,000      1,029
   Northern States Power
     7.875%, 10/01/01                   650        684
     5.875%, 03/01/03                   750        757
                                               -------
                                                 3,780
                                               -------
TOTAL CORPORATE OBLIGATIONS
   (Cost $13,177)                               13,261
                                               -------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS (14.7%)
   FHLMC, Pool # 252641
     8.000%, 07/01/07                    18         19
   FHLMC, Pool # 277449
     8.500%, 09/01/09                     7          8
   FHLMC, REMIC, Series 1546, Cl H
     7.000%, 12/15/22                   390        399
   FNMA, Pool # 369214
     5.000%, 04/01/09                   331        316
   FNMA, REMIC, Series 1993-118 Cl G
     6.500%, 11/25/06                 1,000      1,013
   FNMA, REMIC, Series 1993-95, Cl PE
     6.500%, 10/25/07                   750        760
   FNMA, REMIC, Series 1994-17, Cl H
     6.000%, 02/25/09                   750        746
   FNMA, REMIC, Series G93-21, Cl VE
     6.600%, 11/25/07                   184        184
   GNMA, Pool # 13125
     8.000%, 10/15/06                    28         30

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1999                                                       (Unaudited)
                                     Face
CLOVER FIXED INCOME FUND            Amount       Value
(Concluded)                          (000)       (000)
-------------------------------------------------------
   GNMA, Pool # 187899
     8.000%, 05/15/17                $  145     $   151
   GNMA, Pool # 196477
     10.000%, 04/15/10                   70          76
   GNMA, Pool # 202886
     8.000%, 03/15/17                   152         159
   GNMA, Pool # 221235
     8.500%, 07/15/17                    78          82
   GNMA, Pool # 331786
     8.000%, 08/15/22                   213         222
   GNMA, Pool # 376400
     6.500%, 02/15/24                   962         958
                                                -------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
   (Cost $5,073)                                  5,123
                                                -------

U.S. TREASURY OBLIGATIONS (34.0%)
   U.S. Treasury Bonds
     7.250%, 05/15/16                 1,250       1,434
     7.500%, 11/15/16                 1,000       1,174
     8.125%, 05/15/21                   750         953
     7.125%, 02/15/23                 1,500       1,733
   U.S. Treasury Notes
     6.625%, 04/30/02                   600         625
     7.250%, 05/15/04                   150         163
     7.500%, 02/15/05                   300         333
     6.500%, 05/15/05                   950       1,007
     6.500%, 08/15/05                   250         265
     5.625%, 02/15/06                 1,500       1,522
     6.500%, 10/15/06                 1,500       1,598
   U.S. Treasury STRIPS
     0.000%, 05/15/20                 3,500         990
                                                -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $11,957)                                11,797
                                                -------

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.5%)
   FNMA, MTN
     6.920%, 03/19/07                   555         590
   Private Export Funding
     6.620%, 10/01/05                   250         263
                                                -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $863)                                      853
                                                -------
                                     Face
                                    Amount       Value
                                     (000)       (000)
-------------------------------------------------------
CONVERTIBLE BOND (1.6%)
   Meditrust, Convertible
     to 27.6396 Shares
     7.500%, 03/01/01                $  570     $   553
                                                -------
TOTAL CONVERTIBLE BOND
   (Cost $572)                                      553
                                                -------

REPURCHASE AGREEMENT (7.7%)
   Morgan Stanley
    4.50%, dated 03/31/99,
    matures 04/01/99,
    repurchase price $2,686,066
    (collateralized by
    U.S. Treasury Note,
    par value $2,677,617,
    5.625%, matures 10/31/99
    market value
    $2,753,218)                       2,686       2,686
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,686)                                  2,686
                                                -------
TOTAL INVESTMENTS (98.7%)
   (Cost $34,328)                                34,273
                                                -------
OTHER ASSETS AND LIABILITIES, NET (1.3%)            460
                                                -------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization--no par value)
     based on 3,541,367 outstanding
     shares of beneficial interest               34,723
   Undistributed net investment income               12
   Accumulated net realized gain
     on investments                                  53
   Net unrealized depreciation
     on investments                                 (55)
                                                -------
TOTAL NET ASSETS (100.0%)                       $34,733
                                                =======

   Net Asset Value, Offering and
     Redemption Price Per Share                   $9.81
                                                =======

CL--CLASS
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN--MEDIUM TERM NOTE
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
STRIPS--SEPARATELY TRADED AND REGISTERED INTEREST AND PRINCIPAL SECURITIES

 The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                       CLOVER FUNDS
For the six-month period ended March 31, 1999                        (Unaudited)


                                                               CLOVER        CLOVER       CLOVER        CLOVER
                                                              SMALL CAP      EQUITY       MAX CAP        FIXED
                                                               VALUE         VALUE        VALUE         INCOME
                                                                FUND          FUND         FUND          FUND

-------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends .......................................        $     98      $     708       $  24         $   --
   Interest ........................................              10            273           2          1,031
-------------------------------------------------------------------------------------------------------------------

     Total Investment Income........................             108            981          26          1,031
-------------------------------------------------------------------------------------------------------------------

Expenses:
   Investment Advisory Fees ........................              67            316           8             76
   Investment Advisory Fee Waiver ..................             (31)            --          (8)           (25)
   Administrator Fees ..............................              35             48          35             35
   Custodian Fees ..................................               4              5          --              3
   Transfer Agent Fees .............................              13             --          --             13
   Professional Fees ...............................               7             37           3              7
   Trustee Fees ....................................              --              2          --              1
   Registration Fees ...............................               9              9          10              8
   Pricing Fees ....................................              --              1           2              1
   Printing Expense ................................               4             20           2              4
   Amortization of Deferred Organizational Costs ...               1              1           5              2
   Insurance and Other Fees ........................               1              6           1              2
-------------------------------------------------------------------------------------------------------------------
     Total Expenses ................................             110            445          58            127
-------------------------------------------------------------------------------------------------------------------
   Less: Reimbursements by Adviser..................              --             --         (47)            --
-------------------------------------------------------------------------------------------------------------------
     Total Net Expenses ............................             110            445          11            127
-------------------------------------------------------------------------------------------------------------------

         Net Investment Income (Loss) ..............              (2)           536          15            904
-------------------------------------------------------------------------------------------------------------------
   Net Realized Gain From Securities Sold ..........             866         11,889          83             83
   Net Unrealized Appreciation (Depreciation)
     of Investment Securities ......................            (829)       (10,970)        277         (1,431)
-------------------------------------------------------------------------------------------------------------------

   Net Realized and Unrealized Gain (Loss)
       on Investments ..............................              37            919         360         (1,348)
-------------------------------------------------------------------------------------------------------------------

   Net Increase (Decrease) in Net Assets Resulting
      From Operations ..............................        $     35       $  1,455        $375         $ (444)
-------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)                           CLOVER FUNDS
                                                                     (Unaudited)

                                                                                        CLOVER SMALL CAP
                                                                                           VALUE FUND
                                                                           -------------------------------------------
                                                                                             FOR THE
                                                                                      SIX-MONTH        YEAR
                                                                                    PERIOD ENDED       ENDED
                                                                                       3/31/99        9/30/98
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) ............................................       $      (2)     $     (82)
   Net Realized Gain on Securities Sold ....................................             866            175
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities .................................................            (829)        (4,059)
-------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) in Net Assets Resulting
       from Operations .....................................................              35         (3,966)
-------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:
   Net Investment Income ...................................................              --             --
   Realized Capital Gain ...................................................            (326)        (1,235)
-------------------------------------------------------------------------------------------------------------------

     Total Distributions ...................................................            (326)        (1,235)
-------------------------------------------------------------------------------------------------------------------

Capital Share Transactions:
   Proceeds from Shares Issued .............................................           1,192          7,247
   Proceeds from Shares Issued in Lieu of
     Cash Distributions ....................................................             322          1,219
   Cost of Shares Redeemed .................................................          (3,400)        (2,882)
-------------------------------------------------------------------------------------------------------------------

     Increase (Decrease) in Net Assets From
       Capital Share Transactions ..........................................          (1,886)         5,584
-------------------------------------------------------------------------------------------------------------------

     Total Increase (Decrease) in Net Assets................................          (2,177)           383
-------------------------------------------------------------------------------------------------------------------

Net Assets:
     Beginning of Period ...................................................          15,662         15,279
-------------------------------------------------------------------------------------------------------------------
     End of Period(1) ......................................................         $13,485        $15,662
-------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued ..................................................................             101            523
   Issued in Lieu of Cash Distributions ....................................              27             96
   Redeemed ................................................................            (287)          (214)
-------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Share Transactions ..........................           (159)           405
-------------------------------------------------------------------------------------------------------------------


(1) Includes undistributed net investment income (loss) and/or distributions in excess of net investment income (000) of $(2) for the Clover Small Cap Fund as of March 31, 1999, $41 and $12 for the Clover Equity Value Fund and the Clover Fixed Income Fund, respectively, as of March 31, 1999, and
    September 30, 1998.
(2) The Clover Max Cap Value Fund commenced operations October 31, 1997.


 Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


                                                    CLOVER EQUITY                CLOVER MAX CAP                CLOVER FIXED
                                                     VALUE FUND                    VALUE FUND                   INCOME FUND
                                              ------------------------     --------------------------    --------------------------
                                                 FOR THE                     FOR THE                        FOR THE
                                                SIX-MONTH       YEAR        SIX-MONTH       PERIOD         SIX-MONTH        YEAR
                                              PERIOD ENDED      ENDED     PERIOD ENDED  10/31/97 THRU    PERIOD ENDED       ENDED
                                                 3/31/99       9/30/98       3/31/99     9/30/98 (2)        3/31/99        9/30/98
------------------------------------------------------------------------------------------------------------------------------------

Investment Activities:
   Net Investment Income (Loss) .............  $    536     $     957        $   15     $       23           $   904        $ 1,655
   Net Realized Gain on Securities Sold .....    11,889           195            83             --                83            634
   Net Unrealized Appreciation
     (Depreciation) of Investment
     Securities .............................   (10,970)       (5,217)          277           (209)           (1,431)           861
------------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) in Net
       Assets Resulting from Operations .....     1,455        (4,065)          375           (186)             (444)         3,150
------------------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:
   Net Investment Income ....................      (536)         (954)          (15)           (23)             (904)        (1,661)
   Realized Capital Gain ....................    (3,802)      (12,613)          (12)            --              (653)           (53)
------------------------------------------------------------------------------------------------------------------------------------

     Total Distributions ....................    (4,338)      (13,567)          (27)           (23)           (1,557)        (1,714)
------------------------------------------------------------------------------------------------------------------------------------

Capital Share Transactions:
   Proceeds from Shares Issued ..............    13,716        27,976           633          1,986             6,245         14,420
   Proceeds from Shares Issued in Lieu of
     Cash Distributions .....................     4,260        13,258            35             22             1,469          1,625
   Cost of Shares Redeemed ..................   (39,062)      (50,655)         (321)           (23)           (4,355)        (7,783)
------------------------------------------------------------------------------------------------------------------------------------

     Increase (Decrease) in Net Assets
       From Capital Share Transactions ......   (21,086)       (9,421)          347          1,985             3,359          8,262
------------------------------------------------------------------------------------------------------------------------------------

     Total Increase (Decrease)
       in Net Assets.........................   (23,969)      (27,053)          695          1,776             1,358          9,698
------------------------------------------------------------------------------------------------------------------------------------

Net Assets:
     Beginning of Period ....................    90,806       117,859         1,776             --            33,375         23,677
------------------------------------------------------------------------------------------------------------------------------------
     End of Period(1) .......................   $66,837      $ 90,806        $2,471        $ 1,776          $ 34,733       $ 33,375
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued ...................................       876         1,547            57            193               623          1,431
   Issued in Lieu of Cash Distributions .....       272           763             3              2               146            161
   Redeemed .................................    (2,497)       (2,789)          (29)            (2)             (435)          (772)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease)
        in Share Transactions ...............    (1,349)         (479)           31            193               334            820
------------------------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                       13


FINANCIAL HIGHLIGHTS                                                                                                   CLOVER FUNDS
                                                                                                                        (Unaudited)

For a Share Outstanding Throughout the Period


                                                                                                                    Ratio of Net
          Net               Realized and                                Net                     Net                   Investment
         Asset       Net     Unrealized  Distributions Distributions   Asset                   Assets      Ratio       Income
         Value   Investment   Gains or      from Net       from        Value                    End     of Expenses   or (Loss)
       Beginning   Income   (Losses) on   Investment      Capital       End                  of Period   to Average   to Average
       of Period   (Loss)   Investments     Income         Gains     of Period  Total Return+   (000)    Net Assets   Net Assets
       --------- ---------- ------------ ------------- ------------- ---------- ------------ ---------  ----------- ------------
---------------------------
CLOVER SMALL CAP VALUE FUND
---------------------------
1999     $11.49       --      (0.04)           --         (0.25)      $11.20      (0.48)%     $ 13,485      1.40%*     (0.02)%*
1998     $15.94    (0.06)     (3.22)           --         (1.17)      $11.49     (21.25)%     $ 15,662      1.40%      (0.50)%*
1997(1)  $10.87    (0.04)      5.24            --         (0.13)      $15.94      48.23%      $ 15,279      1.40%*     (0.64)%*
1996(2)  $10.00     0.02       0.88          (0.03)         --        $10.87       8.97%      $  4,495      1.40%*     (0.03)%*
------------------------
CLOVER EQUITY VALUE FUND
------------------------
1999     $15.85     0.11       0.08          (0.10)       (0.68)      $15.26       1.11%      $ 66,837      1.04%*      1.25%*
1998     $18.99     0.15      (1.12)         (0.15)       (2.02)      $15.85      (6.00)%     $ 90,806      1.10%       0.82%*
1997(1)  $16.20     0.18       3.54          (0.18)       (0.75)      $18.99      23.86%      $117,859      1.10%*      1.18%*
1996     $15.29     0.19       2.15          (0.22)       (1.21)      $16.20      16.47%      $ 85,050      1.10%       1.32%
1995     $13.74     0.24       2.46          (0.22)       (0.93)      $15.29      21.25%      $ 51,647      1.10%       1.82%
1994     $11.94     0.08       2.01          (0.08)       (0.21)      $13.74      17.80%      $ 25,249      1.14%       0.71%
1993     $10.45     0.10       1.54          (0.10)       (0.05)      $11.94      15.83%      $ 15,070      1.18%       0.89%
-------------------------
CLOVER MAX CAP VALUE FUND
-------------------------
1999**   $ 9.21     0.07       1.86          (0.07)       (0.05)      $11.02      20.99%      $  2,471      0.95%*      1.31%*
1998(3)  $10.00     0.15      (0.79)         (0.15)         --        $ 9.21      (6.52)%     $  1,776      0.95%*      1.82%*
------------------------
CLOVER FIXED INCOME FUND
------------------------
1999**   $10.41     0.27      (0.40)         (0.27)      (0.20)       $ 9.81      (1.30)      $ 34,733      0.75%*      5.36%*
1998     $ 9.92     0.57       0.51          (0.57)      (0.02)       $10.41      11.32%      $ 33,375      0.75%*      5.67%
1997(1)  $ 9.85     0.54       0.16          (0.54)      (0.09)       $ 9.92       7.43%+     $ 23,677      0.75%*      6.03%*
1996     $ 9.89     0.59       0.01          (0.59)      (0.05)       $ 9.85       6.26%      $ 19,731      0.80%       6.00%
1995     $ 9.14     0.58       0.77          (0.58)      (0.02)       $ 9.89      15.27%      $ 14,685      0.80%       6.13%
1994     $10.85     0.57      (0.92)         (0.57)      (0.79)       $ 9.14      (3.54)%     $  9,762      0.80%       5.88%
1993     $10.23     0.61       0.72          (0.61)      (0.10)       $10.85      13.40%      $  7,966      0.78%       5.62%


                      Ratio of Net
         Ratio of      Investment
         Expenses     Income (Loss)
        to Average     to Average
        Net Assets     Net Assets
        (Excluding     (Excluding    Portfolio
        Waivers and    Waivers and   Turnover
       Contributions) Contributions    Rate
       -------------- ------------- ----------
---------------------------
CLOVER SMALL CAP VALUE FUND
---------------------------
1999      1.79%*         (0.41)%*     40.37%
1998      1.84%*         (0.94)%*     70.02%
1997(1)   2.43%*         (1.67)%*     59.03%
1996(2)   5.29%*         (3.92)%*     14.17%
------------------------
CLOVER EQUITY VALUE FUND
------------------------
1999      1.04%*          1.25%*      47.90%
1998      1.12%*          0.80%*      42.10%
1997(1)   1.15%*          1.13%*      51.64%
1996      1.21%           1.21%       51.36%
1995      1.20%           1.72%       84.76%
1994      1.30%           0.55%       58.44%
1993      1.51%           0.56%       82.51%
-------------------------
CLOVER MAX CAP VALUE FUND
-------------------------
1999      5.72%*         (3.46)%*     43.97%
1998(3)  11.40%*         (8.63)%*     62.71%
------------------------
CLOVER FIXED INCOME FUND
------------------------
1999      0.90%*          5.21%*      11.09%
1998      0.99%           5.43%*      27.07%
1997(1)   1.02%*          5.76%*      11.83%
1996      1.11%           5.69%       24.52%
1995      1.40%           5.53%       35.84%
1994      1.46%           5.22%       11.11%
1993      1.29%           5.11%       68.61%

 * Annualized
** For the six-month period ended March 31.
+  Returns are for the period indicated and have not been annualized.
(1)On June 25, 1997 the Board of Trustees of TIP Funds approved a change in the Clover Funds' fiscal year end from October 31 to September 30, effective September 30, 1997.
(2)The Clover Small Cap Value Fund and the Clover Equity Value Fund commenced operations on February 28, 1996.
(3)The Clover Max Cap Value Fund commenced operations on October 31, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                       CLOVER FUNDS
March 31, 1999                                                       (Unaudited)
1. ORGANIZATION:

TIP FUNDS (the "Trust") is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 14 portfolios. The financial statements included herein are those of the Clover Small Cap Value Fund, the Clover Equity Value Fund, the Clover Max Cap Value Fund and the Clover Fixed Income Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held. the Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of the default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

NOTES TO FINANCIAL STATEMENTS (Continued)                           CLOVER FUNDS
March 31, 1999                                                       (Unaudited)

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid quarterly to Shareholders for the Clover Small Cap Value Fund, the Clover Equity Value Fund, and the Clover Max Cap Value Fund and declared daily and paid monthly for the Clover Fixed Income Fund. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These classifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

Organization costs have been capitalized by the Funds and are being amortized over sixty months. In the event any of the initial shares of a fund are redeemed by any holder thereof during the period that such fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee of .09% of the average daily net assets of the Trust up to $250 million, .07% on the next $250 million, .06% on the next $250 million, .05% on the next $1.25 billion and .04% of such assets in excess of $2 billion. There is a minimum annual fee of $65,000 per Fund payable to the Administrator for services rendered to the Funds under The Administration Agreement. The Administrator may, at its sole discretion waive all or a portion of its fees.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend distributing agent for the Funds under a transfer agency agreement with the Trust. The Trust and the Distributor (CCM Securities, Inc.) are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Clover Capital Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to .85% of the average daily net assets of the Clover Small Cap Value Fund, .74% of the average daily net assets of the Clover Equity Value Fund and the Clover Max Cap Value Fund, and .45% of the average daily net assets of the Clover Fixed Income Fund.

NOTES TO FINANCIAL STATEMENTS (Concluded)                           CLOVER FUNDS
March 31, 1999                                                       (Unaudited)

The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse the expenses of the funds) in order to limit operating expenses to not more than 1.20% of the average daily net assets for net assets below $20 million and to not more than 1.10% for net assets of $20 million or more for the Clover Equity Value Fund. Operating expenses for the Clover Fixed Income Fund are limited to not more than .80% of the average daily net assets for net assets below $20 million and to not more than .75% for net assets of $20 million or more. Operating expenses for the Clover Small Cap Value Fund and the Clover Max Cap Value Fund are limited to 1.40% and .95%, respectively, of the Portfolio's average daily net assets. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

6. INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended March 31, 1999, are as follows
(000):
                  CLOVER         CLOVER        CLOVER        CLOVER
                SMALL CAP        EQUITY        MAX CAP        FIXED
                  VALUE          VALUE          VALUE        INCOME
                   FUND           FUND          FUND          FUND
                 --------       --------      --------      --------
Purchases
  Government     $     --       $     --       $   --       $ 3,462
  Other             6,199         37,827        1,349           615
Sales
  Government     $     --       $     --       $   --       $ 1,062
  Other             7,614         54,856          986         2,438

At March 31, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 1999, is as follows (000):

                      CLOVER         CLOVER      CLOVER       CLOVER
                     SMALL CAP       EQUITY      MAX CAP      FIXED
                       VALUE          VALUE       VALUE       INCOME
                       FUND           FUND        FUND         FUND
                     ---------      --------    --------     --------
  Aggregate
  gross
  unrealized
  appreciation        $ 1,331        $8,706       $ 266       $  421
  Aggregate
  gross
  unrealized
  depreciation         (3,253)       (7,223)       (198)        (476)
                      -------        ------       -----       ------
  Net unrealized
  appreciation
  (depreciation)      $(1,922)       $1,483       $  68        $ (55)
                      =======        ======       =====        =====


7. CONCENTRATION OF CREDIT RISK:

The Clover Fixed Income Fund invests primarily in fixed income securities which are rated in the top four rating categories by either Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or if not rated, determined by the Adviser to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The summary of credit quality rating for securities held by the Fund at March 31, 1999, is as follows:

                    S&P                 MOODY'S
              ---------------      ---------------
Bonds:        AAA      61.50%       AAA     61.18%
              AA       16.72%       AA      15.07%
              A        10.66%       A       17.31%
              BBB       5.70%       BAA      2.74%
              BB          --%       BA         --%
              B         3.70%       B        3.70%
              NR        1.72%       NR         --%
                       -----                -----
                       100.0%               100.0%

                                                       NOTES

TRUST
TIP Funds
P.O. Box 419805
Kansas City, MO 64141-6805


INVESTMENT ADVISER
Clover Capital Management, Inc.


DISTRIBUTOR
CCM Securities, Inc.


ADMINISTRATOR
SEI Investments Mutual Funds Services


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


INDEPENDENT AUDITORS
Ernst & Young LLP





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make inquiries, or request literature:
1-800-224-6312





THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE
CLOVER FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF
PRECEDED OR ACCOMPANIED BY A TIP FUNDS PROSPECTUS,
WHICH CONTAINS DETAILED INFORMATION.